LONG TERM INVESTMENTS (Details Narrative)	12 Months Ended
Dec. 31, 2023 shares
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	500,000
Warrant shares purchased	400,000
Endurance Gold Corp. [Member]
Statement [Line Items]
Receipt of common stock as part of option agreement	200,000